Operating leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Cash payments for operating leases	¥ 717,407	¥ 783,337	¥ 761,352
ROU assets obtained in exchange for operating lease liabilities	¥ 534,313	¥ 978,608	¥ 910,144
Weighted average remaining lease term	2 years 10 months 2 days
Weighted average discount rate	4.78%